Cost of sales	12 Months Ended
Dec. 31, 2024
Cost of sales
Cost of sales

23. Cost of sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023 Revised (1)

Salaries and employee benefits	$32,097	$33,307
Raw materials and consumables	34,027	33,465
Utilities	4,439	4,181
Contract services - transportation costs	5,212	5,598
Other costs	7,063	5,461
Costs before intended use	1,949	188
Changes in inventories	(3,346)	(3,267)
Inventory write-downs	1,299	1,725
	$82,740	$80,658

(1)   Contract services related to transportation costs were reclassified from treatment and selling costs in revenue to cost of sales in fiscal 2023.